Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [TextBlock]

20.	Subsequent Events:

The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.

a)
On January 9, 2014, the NASDAQ Hearings Panel granted the Company an extension on the continued listing on the NASDAQ Capital Market until April 28, 2014 in order for the Company to demonstrate compliance with the minimum $2,500 stockholders' equity requirement.

b)
On February 12, 2014, the Company entered into a delivery and settlement agreement with its remaining lender, Piraeus Bank, for the sale of its four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The Company provided a corporate guarantee under these facilities. The four vessels are the dry bulk carriers Bremen Max, Hamburg Max, Davakis G. and Delos Ranger.

c)
On March 5, 2014, the Company entered into an agreement with EST and Safbulk Pty in exchange of a full and complete release of all their claims upon the completion of the delivery of the last four remaining vessels and settlement agreement with Piraeus Bank. The transaction was completed successfully on March 11, 2014 and total liabilities amounting to approximately $9,637 were released.

d)
On March 11, 2014, the Company closed on its previously announced delivery and settlement agreement with its remaining lender, Piraeus Bank, to unwind its final credit facility. The Company has sold its four remaining vessels to a nominee of the lender in full satisfaction of the underlying loan. In exchange for the sale, approximately $145,597 of outstanding debt and accrued interest were discharged and the Company's guarantee has been fully released. After giving effect to the transaction, the Company has no outstanding indebtedness. The gain from this transaction is approximately $85,443, which will be reflected in the first quarter of 2014.